Reclamation Bonds	12 Months Ended
Dec. 31, 2018
Disclosure of Reclamation Bonds [Abstract]
Reclamation Bonds

NOTE 8 - Reclamation Bonds

In relation to its exploration and evaluation assets, the Company has posted reclamation bonds as at December 31, 2018 of $2,154,027 (US$1,581,158) (2017 - $1,248,817 (US$965,471)).